Financial Information of Parent Company Statement of Other Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (39,895,878)	$ (17,926,074)	$ 5,123,259
Other comprehensive income, net of tax
Unrealized gains on available-for-sale securities			(65,935)
Gains on disposition of available-for-sale securities			(546,642)
Foreign currency translation adjustments	4,578,301	400,568	8,338,882
Comprehensive income (loss)	(35,329,932)	(17,517,827)	12,765,721
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(39,895,878)	(17,926,074)	5,123,259
Other comprehensive income, net of tax
Unrealized gains on available-for-sale securities			21,965
Gains on disposition of available-for-sale securities			(499,019)
Foreign currency translation adjustments	4,564,209	399,847	8,317,804
Comprehensive income (loss)	$ (35,331,669)	$ (17,526,227)	$ 12,964,009